Financial items (Table)	6 Months Ended
Jun. 30, 2018
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
Quarters				First half		Full year
Q2 2018	Q1 2018	Q2 2017	(in USD million)	2018	2017	2017

(138)	(19)	(21)	Gains (losses) on net foreign exchange	(157)	65	126
155	(7)	85	Interest income and other financial items	148	267	487
(55)	(164)	(88)	Gains (losses) on derivative financial instruments	(220)	(205)	(61)
(278)	(229)	68	Interest and other finance expenses	(507)	(289)	(903)

(317)	(420)	44	Net financial items	(737)	(162)	(351)